UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2003
% of fund's net assets
Newmont Mining Corp. Holding Co.	5.7
Invitrogen Corp.	2.8
Symbol Technologies, Inc.	2.7
Meridian Gold, Inc.	2.5
IMS Health, Inc.	2.0
15.7
Top Five Market Sectors as of June 30, 2003
% of fund's net assets
Health Care	22.4
Materials	16.0
Energy	11.5
Information Technology	10.1
Consumer Discretionary	9.4
Asset Allocation as of June 30, 2003
% of fund's net assets *
Stocks and Equity Futures	88.5%
Short-Term Investments and Net Other Assets	11.5%

* Foreign investments	17.4%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.6%
Gentex Corp. (a)	172,300	$ 5,274,103
IMPCO Technologies, Inc.	203,100	1,251,096
Superior Industries International, Inc.	66,900	2,789,730
		9,314,929
Automobiles - 0.0%
Monaco Coach Corp. (a)	100	1,533
Thor Industries, Inc.	46	1,878
		3,411
Distributors - 0.2%
Advanced Marketing Services, Inc.	279,400	3,632,200
Hotels, Restaurants & Leisure - 2.1%
Krispy Kreme Doughnuts, Inc. (a)	100	4,118
Outback Steakhouse, Inc.	456,400	17,799,600
P.F. Chang's China Bistro, Inc. (a)	100	4,921
Panera Bread Co. Class A (a)	100	4,000
Sonic Corp. (a)	593,250	15,086,348
Starbucks Corp. (a)	100	2,452
The Cheesecake Factory, Inc. (a)	100	3,589
		32,905,028
Household Durables - 0.4%
CFM, Inc. (a)	100	705
Clayton Homes, Inc.	100	1,255
Garmin Ltd. (a)	161,300	6,431,031
Harman International Industries, Inc.	100	7,914
Helen of Troy Ltd. (a)	41,700	632,172
Lennar Corp.:
Class A	100	7,150
Class B	10	687
Mohawk Industries, Inc. (a)	100	5,553
Techtronic Industries Co.	2,000	3,360
The Stanley Works	100	2,760
		7,092,587
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	824
eBay, Inc. (a)	1,900	197,942
GSI Commerce, Inc. (a)	100	668
InterActiveCorp (a)	100	3,957
J. Jill Group, Inc. (a)	100	1,684
NetFlix, Inc. (a)	200	5,110
		210,185
Leisure Equipment & Products - 0.0%
Leapfrog Enterprises, Inc. Class A	100	3,181
Oakley, Inc. (a)	100	1,177
Polaris Industries, Inc.	100	6,140
SHIMANO, Inc.	100	1,577
		12,075
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	100	1,692

	Shares	Value (Note 1)
Catalina Marketing Corp. (a)	324,100	$ 5,720,365
E.W. Scripps Co. Class A	100	8,872
EchoStar Communications Corp. Class A (a)	100	3,462
Entercom Communications Corp. Class A (a)	100	4,901
Entravision Communications Corp. Class A (a)	100	1,135
General Motors Corp. Class H (a)	100	1,281
Getty Images, Inc. (a)	100	4,130
Grupo Televisa SA de CV sponsored ADR	191,900	6,620,550
Harris Interactive, Inc. (a)	100	659
Omnicom Group, Inc.	100	7,170
Pixar (a)	3,500	212,940
Radio One, Inc. Class A (a)	100	1,786
Reader's Digest Association, Inc. (non-vtg.)	652,900	8,801,092
Scholastic Corp. (a)	100	2,978
TiVo, Inc. (a)	100	1,218
Torstar Corp. Class B	100	2,044
Univision Communications, Inc. Class A (a)	100	3,040
Washington Post Co. Class B	100	73,290
Westwood One, Inc. (a)	100	3,393
		21,475,998
Multiline Retail - 0.3%
99 Cents Only Stores (a)	143,700	4,931,784
Big Lots, Inc. (a)	100	1,504
Kohl's Corp. (a)	100	5,138
		4,938,426
Specialty Retail - 3.1%
AC Moore Arts & Crafts, Inc. (a)	507,300	10,161,219
AutoZone, Inc. (a)	100	7,597
Bed Bath & Beyond, Inc. (a)	100	3,881
Best Buy Co., Inc. (a)	200	8,784
Cache, Inc. (a)	100	1,540
CarMax, Inc. (a)	435,300	13,124,295
Chico's FAS, Inc. (a)	100	2,105
Christopher & Banks Corp. (a)	22,100	817,479
Claire's Stores, Inc.	148,900	3,776,104
Cost Plus, Inc. (a)	26,900	959,254
Forzani Group Ltd. Class A (a)	100	1,439
Gart Sports Co. (a)	100	2,836
Group 1 Automotive, Inc. (a)	100	3,241
Hot Topic, Inc. (a)	504,300	13,570,713
KOMERI Co. Ltd.	100	1,830
Michaels Stores, Inc. (a)	3,500	133,210
PETsMART, Inc.	100	1,667
Ross Stores, Inc.	156,300	6,680,262
Shimamura Co. Ltd.	100	5,539
Staples, Inc. (a)	100	1,835
Talbots, Inc.	100	2,945
The Bombay Company, Inc. (a)	98,000	1,041,740
Tiffany & Co., Inc.	100	3,268
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	100	$ 1,884
Too, Inc. (a)	100	2,025
Weight Watchers International, Inc. (a)	100	4,549
Williams-Sonoma, Inc. (a)	200	5,840
		50,327,081
Textiles Apparel & Luxury Goods - 1.4%
Adidas-Salomon AG	100	8,574
Brown Shoe Co., Inc.	100	2,980
Coach, Inc. (a)	100	4,974
Columbia Sportswear Co. (a)	359,000	18,456,190
DHB Industries, Inc. (a)	100	409
Fossil, Inc. (a)	145,300	3,423,268
Liz Claiborne, Inc.	100	3,525
Quiksilver, Inc. (a)	200	3,298
Vans, Inc. (a)	100	898
		21,904,116
TOTAL CONSUMER DISCRETIONARY		151,816,036
CONSUMER STAPLES - 2.8%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	1,440
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,035
Grupo Modelo SA de CV Series C	100	228
		3,703
Food & Staples Retailing - 0.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	1,534
Costco Wholesale Corp. (a)	86,500	3,165,900
United Natural Foods, Inc. (a)	100	2,814
Whole Foods Market, Inc. (a)	51,200	2,433,536
		5,603,784
Food Products - 2.4%
Central Garden & Pet Co. Class A (a)	100	2,385
Delta & Pine Land Co.	124,300	2,732,114
Fresh Del Monte Produce, Inc.	291,800	7,496,342
Green Mountain Coffee Roasters, Inc. (a)	186,400	3,541,600
Hershey Foods Corp.	176,700	12,308,922
Horizon Organic Holding Corp. (a)	40,600	967,498
McCormick & Co., Inc. (non-vtg.)	327,500	8,908,000
PT Indofood Sukses Makmur	26,677,500	2,744,438
Sensient Technologies Corp.	100	2,299
Yakult Honsha Co. Ltd.	1,000	13,451
		38,717,049
Personal Products - 0.0%
Alberto-Culver Co. Class A	100	4,978
TOTAL CONSUMER STAPLES		44,329,514

	Shares	Value (Note 1)
ENERGY - 11.5%
Energy Equipment & Services - 6.7%
BJ Services Co. (a)	529,810	$ 19,793,702
Carbo Ceramics, Inc.	101,100	3,765,975
GlobalSantaFe Corp.	131,050	3,058,707
National-Oilwell, Inc. (a)	588,600	12,949,200
Oceaneering International, Inc. (a)	772,900	19,747,595
Pride International, Inc. (a)	519,500	9,776,990
Smith International, Inc. (a)	233,890	8,593,119
Tidewater, Inc.	468,050	13,746,629
Varco International, Inc. (a)	656,648	12,870,291
W-H Energy Services, Inc. (a)	192,300	3,746,004
		108,048,212
Oil & Gas - 4.8%
Apache Corp.	323,820	21,067,729
Devon Energy Corp.	70,800	3,780,720
OAO Gazprom sponsored ADR	100	1,880
PetroKazakhstan, Inc. Class A (a)	1,292,100	16,057,779
Petroleo Brasileiro SA Petrobras sponsored ADR	100	1,976
Pioneer Natural Resources Co. (a)	107,200	2,797,920
Pogo Producing Co.	72,800	3,112,200
Suncor Energy, Inc.	958,500	18,020,767
Surgutneftegaz JSC sponsored ADR	100	2,075
Talisman Energy, Inc.	152,400	6,953,999
YUKOS Corp. sponsored ADR	104,250	5,801,513
		77,598,558
TOTAL ENERGY		185,646,770
FINANCIALS - 5.8%
Capital Markets - 0.6%
A.G. Edwards, Inc.	100	3,420
Charles Schwab Corp.	100	1,009
Franklin Resources, Inc.	100	3,907
Investment Technology Group, Inc. (a)	365,800	6,803,880
Investors Financial Services Corp.	100	2,901
Mitsubishi Securities Co. Ltd.	538,000	3,272,320
T. Rowe Price Group, Inc.	100	3,775
		10,091,212
Commercial Banks - 0.5%
Banco Itau Holding Financeira SA sponsored ADR	100	3,390
Boston Private Financial Holdings, Inc.	142,900	3,012,332
Bryn Mawr Bank Corp.	10	371
Cathay Bancorp, Inc.	10	446
Commerce Bancorp, Inc., New Jersey	100	3,710
Hancock Holding Co.	150	7,059
Kookmin Bank sponsord ADR	100	3,025
Marshall & Ilsley Corp.	100	3,058
Sterling Bancshares, Inc.	10	131
Sumitomo Trust & Banking Ltd.	1,412,000	4,895,814
TCF Financial Corp.	100	3,984
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	100	$ 2,868
Wintrust Financial Corp.	100	2,960
		7,939,148
Consumer Finance - 0.0%
Student Loan Corp.	100	12,600
Diversified Financial Services - 0.0%
Deutsche Boerse AG	100	5,311
Moody's Corp.	100	5,271
Principal Financial Group, Inc.	100	3,225
		13,807
Insurance - 2.1%
AFLAC, Inc.	2,800	86,100
Great-West Lifeco, Inc.	100	2,894
MBIA, Inc.	100	4,875
Mercury General Corp. New	34,500	1,574,925
MetLife, Inc.	100	2,832
Old Republic International Corp.	122,000	4,180,940
Progressive Corp.	63,900	4,671,090
Protective Life Corp.	45,900	1,227,825
Reinsurance Group of America, Inc.	273,600	8,782,560
StanCorp Financial Group, Inc.	100	5,222
UnumProvident Corp.	100	1,341
W.R. Berkley Corp.	254,250	13,398,975
Zenith National Insurance Corp.	300	8,550
		33,948,129
Real Estate - 2.5%
Equity Residential (SBI)	100	2,595
Pan Pacific Retail Properties, Inc.	200,000	7,870,000
ProLogis	298,200	8,140,860
Simon Property Group, Inc.	595,700	23,250,171
		39,263,626
Thrifts & Mortgage Finance - 0.1%
Doral Financial Corp.	2,100	93,765
Farmer Mac Class C (non-vtg.) (a)	86,300	1,928,805
		2,022,570
TOTAL FINANCIALS		93,291,092
HEALTH CARE - 22.4%
Biotechnology - 7.6%
Actelion Ltd. (Reg.) (a)	100	6,676
Affymetrix, Inc. (a)	100	1,971
Biogen, Inc. (a)	100	3,800
BioSource International, Inc. (a)	100	690
Caliper Technologies Corp. (a)	100	455
Celltech Group PLC sponsored ADR (a)	100	1,112
Charles River Laboratories International, Inc. (a)	925,400	29,779,372
Connetics Corp. (a)	100	1,497
Digene Corp. (a)	100	2,723

	Shares	Value (Note 1)
Enzon Pharmaceuticals, Inc. (a)	100	$ 1,252
Genentech, Inc. (a)	100	7,212
Gilead Sciences, Inc. (a)	100	5,558
Harvard Bioscience, Inc. (a)(c)	2,802,200	10,648,360
IDEC Pharmaceuticals Corp. (a)	200	6,800
IDEXX Laboratories, Inc. (a)	138,400	4,641,936
Invitrogen Corp. (a)	1,187,700	45,572,049
Martek Biosciences (a)	100	4,294
MedImmune, Inc. (a)	100	3,637
QIAGEN NV (a)	3,071,400	24,939,768
Techne Corp. (a)	242,300	7,351,382
United Therapeutics Corp. (a)	100	2,178
		122,982,722
Health Care Equipment & Supplies - 2.4%
Advanced Neuromodulation Systems, Inc. (a)	100	5,177
Align Technology, Inc. (a)	100	1,255
Amersham PLC	1,320,600	9,939,885
Apogent Technologies, Inc. (a)	100	2,000
Becton, Dickinson & Co.	100	3,885
Biacore International AB sponsored ADR	100	2,140
Biomet, Inc.	100	2,866
Biosite, Inc. (a)	100	4,810
Bruker AXS, Inc. (a)	100	307
Bruker Daltonics, Inc. (a)	100	533
C.R. Bard, Inc.	100	7,131
Closure Medical Corp. (a)	13,300	251,104
CNS., Inc. (a)	100	850
CTI Molecular Imaging, Inc.	100	1,891
Cyberonics, Inc. (a)	100	2,151
DENTSPLY International, Inc.	100	4,090
Edwards Lifesciences Corp. (a)	475,500	15,282,570
Guidant Corp.	3,800	168,682
HealthTronics Surgical Services, Inc. (a)	100	900
ICU Medical, Inc. (a)	100	3,115
Integra Lifesciences Holdings Corp. (a)	100	2,638
Kensey Nash Corp. (a)	100	2,600
Millipore Corp. (a)	74,300	3,296,691
Molecular Devices Corp. (a)	100	1,591
Nutraceutical International Corp. (a)	100	1,075
Schick Technologies, Inc. (a)	52,700	363,630
St. Jude Medical, Inc. (a)	100	5,750
SurModics, Inc. (a)	100	3,050
Tecan Group AG	100	2,872
Therasense, Inc. (a)	100	1,000
TriPath Imaging, Inc. (a)	100	683
Varian Medical Systems, Inc. (a)	157,700	9,078,789
Wilson Greatbatch Technologies, Inc. (a)	100	3,610
Wright Medical Group, Inc. (a)	100	1,900
		38,451,221
Health Care Providers & Services - 10.1%
Accredo Health, Inc. (a)	810,750	17,674,350
AdvancePCS Class A (a)	670,400	25,629,392
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
American Healthways, Inc. (a)	100	$ 3,612
AmSurg Corp. (a)	167,000	5,093,500
Anthem, Inc. (a)	100	7,715
Caremark Rx, Inc. (a)	734,100	18,851,688
Cerner Corp. (a)	967,200	22,197,240
Coventry Health Care, Inc. (a)	81,800	3,775,888
Eclipsys Corp. (a)	100	1,044
Express Scripts, Inc. (a)	46,200	3,156,384
First Health Group Corp. (a)	9,800	270,480
Health Management Associates, Inc. Class A	481,500	8,883,675
IMS Health, Inc.	1,757,800	31,622,822
Laboratory Corp. of America Holdings (a)	100	3,015
McKesson Corp.	3,500	125,090
MIM Corp. (a)	100	653
NDCHealth Corp.	100	1,835
Omnicare, Inc.	240,500	8,126,495
Oxford Health Plans, Inc. (a)	100	4,203
Patterson Dental Co. (a)	100	4,538
Pharmaceutical Product Development, Inc. (a)	100	2,873
Priority Healthcare Corp. Class B (a)	669,000	12,409,950
Quest Diagnostics, Inc. (a)	100	6,380
ResCare, Inc. (a)	802,973	3,669,587
Tripos, Inc. (a)	100	795
WebMD Corp. (a)	41,600	450,528
		161,973,732
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A	100	2,160
Altana AG sponsored ADR	100	6,200
Dr. Reddy's Laboratories Ltd. ADR	238,300	5,554,773
Endo Pharmaceuticals Holdings, Inc. (a)	100	1,692
Forest Laboratories, Inc. (a)	200	10,950
ICN Pharmaceuticals, Inc.	95,700	1,603,932
Mylan Laboratories, Inc.	203,000	7,058,310
Novo Nordisk AS Series B	100	3,510
Perrigo Co.	14,200	222,088
Pharmaceutical Resources, Inc. (a)	7,700	374,682
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	5,238,414
SICOR, Inc. (a)	473,400	9,628,956
Stada Arzneimittel AG	111,796	7,131,194
Watson Pharmaceuticals, Inc. (a)	5,200	209,924
		37,046,785
TOTAL HEALTH CARE		360,454,460

	Shares	Value (Note 1)
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	100	$ 5,191
Applied Signal Technology, Inc.	100	1,700
DRS Technologies, Inc. (a)	204,900	5,720,808
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	1,910
Engineered Support Systems, Inc.	150	6,278
Herley Industries, Inc. (a)	93,300	1,584,234
L-3 Communications Holdings, Inc. (a)	202,800	8,819,772
Veridian Corp.	391,100	13,645,479
		29,785,372
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	115,570
Expeditors International of Washington, Inc.	4,400	152,416
FedEx Corp.	100	6,203
UTI Worldwide, Inc.	100	3,119
		277,308
Airlines - 0.0%
Southwest Airlines Co.	100	1,720
Building Products - 0.0%
Simpson Manufacturing Co. Ltd. (a)	100	3,660
Commercial Services & Supplies - 3.1%
Apollo Group, Inc. Class A (a)	200	12,352
Avery Dennison Corp.	100	5,020
Bright Horizons Family Solutions, Inc. (a)(c)	670,900	22,515,404
Career Education Corp. (a)	100	6,842
ChoicePoint, Inc. (a)	579,900	20,018,148
Cintas Corp.	100	3,544
Corinthian Colleges, Inc. (a)	100	4,857
Danka Business Systems PLC sponsored ADR (a)	17,000	65,603
DeVry, Inc. (a)	3,900	90,831
Education Management Corp. (a)	100	5,318
FTI Consulting, Inc. (a)	150	3,746
H&R Block, Inc.	3,300	142,725
Headwaters, Inc. (a)	100	1,469
Herman Miller, Inc.	100	2,021
HON Industries, Inc.	131,500	4,010,750
Ionics, Inc. (a)	100	2,237
Princeton Review, Inc. (a)	200	1,180
Right Management Consultants, Inc. (a)	100	1,265
Robert Half International, Inc. (a)	100	1,894
Stericycle, Inc. (a)	100	3,848
Strayer Education, Inc.	100	7,945
Tetra Tech, Inc. (a)	182,800	3,131,364
West Corp. (a)	100	2,665
		50,041,028
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Granite Construction, Inc.	100	$ 1,916
Jacobs Engineering Group, Inc. (a)	100	4,215
		6,131
Electrical Equipment - 0.2%
Johnson Electric Holdings Ltd.	500	619
REPower Systems AG	121,500	2,890,233
		2,890,852
Industrial Conglomerates - 0.4%
Alleghany Corp.	32,778	6,260,598
Teleflex, Inc.	100	4,255
		6,264,853
Machinery - 1.1%
AGCO Corp. (a)	100	1,708
CNH Global NV	100	954
CUNO, Inc. (a)	86,000	3,106,320
Dionex Corp. (a)	100	3,975
ESCO Technologies, Inc. (a)	100	4,400
Graco, Inc.	445,800	14,265,600
Husky Injection Molding Systems Ltd. (a)	100	434
Joy Global, Inc. (a)	100	1,477
PACCAR, Inc.	100	6,756
Pentair, Inc.	100	3,906
Quixote Corp.	100	2,553
Trinity Industries, Inc.	100	1,851
		17,399,934
Road & Rail - 0.0%
Canadian National Railway Co.	100	4,829
Heartland Express, Inc. (a)	100	2,225
		7,054
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	6,788
TOTAL INDUSTRIALS		106,684,700
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.0%
3Com Corp. (a)	100	468
Avocent Corp. (a)	100	2,993
Black Box Corp.	100	3,620
Emulex Corp. (a)	100	2,277
Harris Corp.	100	3,005
InterDigital Communication Corp. (a)	100	2,337
Loral Space & Communications Ltd. (a)	67,810	206,821
NetScreen Technologies, Inc. (a)	200	4,510
Packeteer, Inc. (a)	10	156
PC-Tel, Inc. (a)	100	1,186
Polycom, Inc. (a)	200	2,772
QUALCOMM, Inc.	100	3,575

	Shares	Value (Note 1)
Scientific-Atlanta, Inc.	5,100	$ 121,584
UTStarcom, Inc. (a)	100	3,557
		358,861
Computers & Peripherals - 0.8%
ATI Technologies, Inc. (a)	100	994
Avid Technology, Inc. (a)	100	3,507
Drexler Technology Corp. (a)(c)	850,126	13,176,953
Lexmark International, Inc. Class A (a)	100	7,077
		13,188,531
Electronic Equipment & Instruments - 5.5%
Anritsu Corp.	633,000	3,464,074
CDW Corp. (a)	60,600	2,775,480
Flir Systems, Inc. (a)	200	6,030
INFICON Holding AG (a)	100	6,439
Mettler-Toledo International, Inc. (a)	173,000	6,340,450
MOCON, Inc.	100	725
Nam Tai Electronics, Inc.	111,800	4,740,320
National Instruments Corp. (a)	100	3,778
Symbol Technologies, Inc.	3,312,400	43,094,324
Trimble Navigation Ltd. (a)	100	2,293
Waters Corp. (a)	978,720	28,510,114
		88,944,027
Internet Software & Services - 0.5%
Aquantive, Inc. (a)	125,792	1,320,816
Ariba, Inc. (a)	100	297
AsiaInfo Holdings, Inc. (a)	100	820
Autobytel, Inc. (a)	100	624
CNET Networks, Inc. (a)	100	623
Digital Impact, Inc. (a)	100	185
Digital Insight Corp. (a)	10	191
Expedia, Inc. (a)	200	15,276
FreeMarkets, Inc. (a)	100	696
j2 Global Communications, Inc. (a)	100	4,598
LookSmart Ltd. (a)	100	283
Netease.com, Inc. sponsored ADR (a)	23,200	845,872
NetRatings, Inc. (a)	10	91
NIC, Inc. (a)	10	29
Overture Services, Inc. (a)	180,900	3,279,717
PEC Solutions, Inc. (a)	100	1,610
Quovadx, Inc. (a)	10	30
Raindance Communications, Inc. (a)	10	25
Retek, Inc. (a)	92,800	593,920
SINA.com (a)	45,000	914,850
Sohu.com, Inc. (a)	24,800	847,168
Supportsoft, Inc. (a)	10	65
ValueClick, Inc. (a)	100	603
Yahoo!, Inc. (a)	100	3,276
		7,831,665
IT Services - 1.4%
Affiliated Computer Services, Inc. Class A (a)	101,300	4,632,449
CACI International, Inc. Class A (a)	300	10,290
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CheckFree Corp. (a)	100	$ 2,784
Cognizant Technology Solutions Corp. Class A (a)	300	7,308
Concord EFS, Inc. (a)	1,139,000	16,766,080
DST Systems, Inc. (a)	100	3,800
infoUSA, Inc. (a)	100	810
Paychex, Inc.	100	2,931
SRA International, Inc. Class A (a)	100	3,200
SunGard Data Systems, Inc. (a)	100	2,591
		21,432,243
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	153,900	11,571,741
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. (a)	100	3,482
ASM Pacific Technology Ltd.	500	1,462
Broadcom Corp. Class A (a)	100	2,491
International Rectifier Corp. (a)	100	2,682
Intersil Corp. Class A (a)	100	2,661
KLA-Tencor Corp. (a)	100	4,649
Lam Research Corp. (a)	100	1,821
Linear Technology Corp.	100	3,221
Micrel, Inc. (a)	100	1,039
Microchip Technology, Inc.	100	2,463
Novellus Systems, Inc. (a)	100	3,662
NVIDIA Corp. (a)	5,000	115,050
Omnivision Technologies, Inc. (a)	100	3,120
QLogic Corp. (a)	81	3,915
RF Micro Devices, Inc. (a)	100	602
Standard Microsystems Corp. (a)	100	1,517
Tundra Semiconductor Corp. Ltd. (a)	100	827
		154,664
Software - 1.2%
Activision, Inc. (a)	150	1,938
Adobe Systems, Inc.	100	3,207
Ansys, Inc. (a)	100	3,110
BEA Systems, Inc. (a)	100	1,086
Borland Software Corp. (a)	100	977
Business Objects SA sponsored ADR (a)	100	2,195
Check Point Software Technologies Ltd. (a)	100	1,955
Cognos, Inc. (a)	100	2,706
Dassault Systemes SA sponsored ADR	100	3,290
Digimarc Corp. (a)	100	1,570
Electronic Arts, Inc. (a)	107,800	7,976,122
Kronos, Inc. (a)	100	5,081
Legato Systems, Inc. (a)	7,000	58,730
Magma Design Automation, Inc. (a)	100	1,715
Manhattan Associates, Inc. (a)	100	2,597
Mercury Interactive Corp. (a)	100	3,861
Network Associates, Inc. (a)	100	1,268

	Shares	Value (Note 1)
PeopleSoft, Inc. (a)	100	$ 1,759
Red Hat, Inc. (a)	100	757
Renaissance Learning, Inc. (a)	182,070	3,987,333
Secure Computing Corp. (a)	100	873
Symantec Corp. (a)	50,100	2,197,386
Synopsys, Inc. (a)	100	6,185
Trend Micro, Inc. sponsored ADR (a)	100	1,560
Vastera, Inc. (a)	771,999	4,608,834
WatchGuard Technologies, Inc. (a)	10	46
		18,876,141
TOTAL INFORMATION TECHNOLOGY		162,357,873
MATERIALS - 16.0%
Chemicals - 0.3%
BOC Group PLC	100	1,287
Ecolab, Inc.	200	5,120
International Flavors & Fragrances, Inc.	154,800	4,942,764
Potash Corp. of Saskatchewan	100	6,381
Praxair, Inc.	100	6,010
Sigma Aldrich Corp.	100	5,418
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,000	390
Spartech Corp.	100	2,121
Terra Nitrogen Co. LP	100	510
Valspar Corp.	100	4,222
		4,974,223
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	4,128
James Hardie Industries NV	100	474
Vulcan Materials Co.	100	3,707
		8,309
Containers & Packaging - 0.0%
IPL, Inc. Class A	100	668
Metals & Mining - 15.6%
Agnico-Eagle Mines Ltd.	1,119,130	12,911,761
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	65,380
Apex Silver Mines Ltd. (a)	100	1,475
AUR Resources, Inc. (a)	3,015,100	7,494,127
Barrick Gold Corp.	100	1,780
Companhia Vale do Rio Doce sponsored ADR	100	2,966
Compania de Minas Buenaventura SA sponsored ADR	701,800	21,117,162
Freeport-McMoRan Copper & Gold, Inc. Class B	884,300	21,665,350
Goldcorp, Inc.	50,000	600,979
Harmony Gold Mining Co. Ltd.	1,146,300	15,105,090
High River Gold Mines Ltd. (a)	982,300	1,246,278
Kinross Gold Corp. (a)	3,621,966	24,427,713
Meridian Gold, Inc. (a)	3,489,000	39,865,410
Newmont Mining Corp. Holding Co.	2,814,180	91,348,276
Nucor Corp.	100	4,885
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Placer Dome, Inc.	100	$ 1,224
POSCO sponsored ADR	100	2,619
Sons of Gwalia Ltd. ADR	100	775
Steel Dynamics, Inc. (a)	129,000	1,767,300
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	12,715,125
		250,345,675
Paper & Forest Products - 0.1%
Aracruz Celulose SA sponsored ADR	100	2,106
Sino-Forest Corp. Class A (sub. vtg.) (a)	937,400	1,592,704
		1,594,810
TOTAL MATERIALS		256,923,685
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
BCE, Inc.	100	2,305
Golden Telecom, Inc. (a)	100	2,244
ITXC Corp. (a)	10	26
Matav Rt. sponsored ADR	100	1,720
PT Telkomunikasi Indonesia Tbk sponsored ADR	252,300	2,825,760
Rostelecom sponsored ADR	100	1,039
		2,833,094
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL (For. Reg.)	100	146
America Movil SA de CV sponsored ADR	100	1,875
At Road, Inc. (a)	128,500	1,403,220
Mobile TeleSystems OJSC sponsored ADR (a)	100	5,900
Vimpel Communications sponsored ADR (a)	100	4,644
		1,415,785
TOTAL TELECOMMUNICATION SERVICES		4,248,879
UTILITIES - 3.6%
Electric Utilities - 0.2%
Ameren Corp.	100	4,410
Black Hills Corp.	100	3,070
Cinergy Corp.	100	3,679
Empire District Electric Co.	100	2,175
Otter Tail Corp.	100	2,698
Wisconsin Energy Corp.	109,500	3,175,500
		3,191,532
Gas Utilities - 1.1%
KeySpan Corp.	498,700	17,678,915
Southwestern Energy Co. (a)	100	1,501
		17,680,416

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 2.3%
Energy East Corp.	100	$ 2,076
Equitable Resources, Inc.	92,600	3,772,524
Questar Corp.	5,600	187,432
SCANA Corp.	894,000	30,646,320
Sierra Pacific Resources (a)	393,700	2,338,578
		36,946,930
TOTAL UTILITIES		57,818,878
TOTAL COMMON STOCKS (Cost $1,239,018,524)		1,423,571,887
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.1% 7/3/03 (d) (Cost $24,998)	$ 25,000	24,999
Money Market Funds - 16.5%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	178,266,610	178,266,610
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	86,930,752	86,930,752
TOTAL MONEY MARKET FUNDS (Cost $265,197,362)		265,197,362
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $1,504,240,884)		1,688,794,248
NET OTHER ASSETS - (5.0)%		(80,537,204)
NET ASSETS - 100%		$ 1,608,257,044
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 S&P MidCap 400 Index Contracts	Sept. 2003	$ 240,100	$ 87

The face value of futures purchased as a percentage of net assets 0.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,999.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $414,289,322 and $341,313,289, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42,349 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.6%
Canada	8.8%
Netherlands	1.5%
Peru	1.3%
Others (individually less than 1%)	5.8%
100.0%
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bright Horizons Family Solutions, Inc.	$ 452,775	$ -	$ -	$ 22,515,404
Drexler Technology Corp.	4,314,828	-	-	13,176,953
Harvard Bioscience, Inc.	3,124,014	-	-	10,648,360
TOTALS	$ 7,891,617	$ -	$ -	$46,340,717
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $158,631,000 of which $15,428,000, $42,786,000 and $100,417,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,459,787) (cost $1,504,240,884) - See accompanying schedule		$ 1,688,794,248
Receivable for investments sold		6,305,985
Receivable for fund shares sold		1,232,130
Dividends receivable		726,197
Interest receivable		222,250
Other receivables		189,768
Total assets		1,697,470,578

Liabilities
Payable to custodian bank	$ 83,308
Payable for investments purchased	120,678
Payable for fund shares redeemed	1,012,357
Accrued management fee	778,285
Distribution fees payable	180,698
Payable for daily variation on futures contracts	800
Other payables and accrued expenses	106,656
Collateral on securities loaned, at value	86,930,752
Total liabilities		89,213,534

Net Assets		$ 1,608,257,044
Net Assets consist of:
Paid in capital		$ 1,603,377,354
Accumulated net investment loss		(820,569)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,856,492)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,556,751
Net Assets		$ 1,608,257,044

Initial Class: Net Asset Value, offering price and redemption price per share ($485,537,863 ÷ 25,587,308 shares)		$ 18.98

Service Class: Net Asset Value, offering price and redemption price per share ($412,982,974 ÷ 21,807,628 shares)		$ 18.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($709,736,207 ÷ 37,638,380 shares)		$ 18.86

Statement of Operations

		Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends		$ 3,414,512
Interest		1,146,985
Security lending		691,436
Total income		5,252,933

Expenses
Management fee	$ 4,151,159
Transfer agent fees	500,364
Distribution fees	918,869
Accounting and security lending fees	171,125
Non-interested trustees' compensation	2,834
Custodian fees and expenses	49,119
Audit	17,856
Legal	1,478
Miscellaneous	257,923
Total expenses before reductions	6,070,727
Expense reductions	(208,343)	5,862,384
Net investment income (loss)		(609,451)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(17,980,179)
Foreign currency transactions	(110)
Futures contracts	20,901
Total net realized gain (loss)		(17,959,388)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,933,167
Assets and liabilities in foreign currencies	1,949
Futures contracts	4,268
Total change in net unrealized appreciation (depreciation)		146,939,384
Net gain (loss)		128,979,996
Net increase (decrease) in net assets resulting from operations		$ 128,370,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (609,451)	$ 5,367,275
Net realized gain (loss)	(17,959,388)	(100,092,133)
Change in net unrealized appreciation (depreciation)	146,939,384	(54,350,719)
Net increase (decrease) in net assets resulting from operations	128,370,545	(149,075,577)
Distributions to shareholders from net investment income	(5,082,393)	(10,315,464)
Share transactions - net increase (decrease)	86,214,894	406,189,773
Total increase (decrease) in net assets	209,503,046	246,798,732

Net Assets
Beginning of period	1,398,753,998	1,151,955,266
End of period (including accumulated net investment loss of $820,569 and undistributed net investment income of $4,928,520, respectively)	$ 1,608,257,044	$ 1,398,753,998
Other Information:
Share Transactions	Six months ended June 30, 2003 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	791,168	1,685,646	10,521,376
Reinvested	131,528	76,717	95,288
Redeemed	(3,866,493)	(1,616,633)	(2,932,933)
Net increase (decrease)	(2,943,797)	145,730	7,683,731
Dollars
Sold	$ 13,943,431	$ 29,471,153	$ 182,327,647
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(66,155,199)	(27,544,480)	(50,910,051)
Net increase (decrease)	$ (50,004,732)	$ 3,211,680	$ 133,007,946

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	7,049,981	6,655,084	22,666,360
Reinvested	277,413	161,340	101,720
Redeemed	(8,136,461)	(3,917,197)	(3,604,685)
Net increase (decrease)	(809,067)	2,899,227	19,163,395
Dollars
Sold	$ 134,875,925	$ 125,174,947	$ 416,253,061
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(145,105,795)	(70,148,866)	(65,174,962)
Net increase (decrease)	$ (4,928,501)	$ 58,104,443	$ 353,013,831

Distributions	Six months ended June 30, 2003 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350
From net realized gain	-	-	-
Total	$ 2,207,036	$ 1,285,007	$ 1,590,350

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,362	$ 1,935,733
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,362	$ 1,935,733

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.09	.20	.19	- H	- H
Net realized and unrealized gain (loss)	1.55	(2.00)	(.86)	4.95	5.05	.31
Total from investment operations	1.55	(1.91)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.08)	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.08)	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 18.98	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	8.91%	(9.82)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.72% A	.70%	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.72% A	.70%	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.69% A	.63%	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.04% A	.51%	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,538	$ 499,557	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

Financial Highlights - Service Class

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.08	.18	.17	(.01)	- H
Net realized and unrealized gain (loss)	1.54	(2.00)	(.86)	4.93	5.05	.31
Total from investment operations	1.54	(1.92)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.06)	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)	-
Total distributions	(.06)	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 18.94	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	8.87%	(9.90)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.80%	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.82% A	.80%	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.79% A	.73%	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	(.06)% A	.41%	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,983	$ 378,264	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	54% A	135%	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.15	.14
Net realized and unrealized gain (loss)	1.54	(1.99)	(.86)	5.35
Total from investment operations	1.52	(1.94)	(.71)	5.49
Distributions from net investment income	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 18.86	$ 17.39	$ 19.49	$ 20.20
Total Return B,C,D	8.78%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	.95%	.94%	.99% A
Expenses net of voluntary waivers, if any	.98% A	.95%	.94%	.99% A
Expenses net of all reductions	.95% A	.88%	.88%	.94% A
Net investment income (loss)	(.21)% A	.25%	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 709,736	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	54% A	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Mid Cap Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 246,407,248
Unrealized depreciation	(64,209,142)
Net unrealized appreciation (depreciation)	$ 182,198,106
Cost for federal income tax purposes	$ 1,506,596,142

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class's average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 186,362
Service Class 2	732,507
$ 918,869

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

Mid Cap Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 160,379
Service Class	130,648
Service Class 2	209,337
$ 500,364

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,140,049 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $206,697 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,646.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 25% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the fund.

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0803
1.723369.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Mid Cap Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003